Document and Entity Information	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Period End Date	Dec. 31, 2021
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-36896
Entity Registrant Name	Mercurity Fintech Holding Inc.
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Room 1215, Xin’nan Block No.2Yuehai Street
Entity Address, Address Line Two	Nanshan District
Entity Address, City or Town	Shenzhen
Entity Address, Country	CN
Entity Address, Postal Zip Code	518000
Entity Common Stock, Shares Outstanding	5,143,716,027
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Central Index Key	0001527762
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Amendment Flag	false
Title of 12(b) Security	American depositary shares, eachrepresenting 360 ordinary shares, par valueUS$0.00001 per share
Trading Symbol	MFH
Security Exchange Name	NASDAQ
Auditor Name	Shanghai Perfect C.P.A Partnership
Auditor Firm ID	3027
Auditor Location	Shanghai, the People’s Republic of China
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	Room 1215, Xin’nan Block No.2Yuehai Street
Entity Address, Address Line Two	Nanshan District
Entity Address, City or Town	Shenzhen
Entity Address, Country	CN
Entity Address, Postal Zip Code	518000
Local Phone Number	1870103001
City Area Code	86
Contact Personnel Name	Shi Qiu